ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
15.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2013	2014

Accrued welfare benefits	$167,290	$196,455
Accrued payroll and bonus	4,126,279	5,719,423
Advance from customers	1,149,073	793,565
Accrued professional service fees	2,351,363	3,663,273
Accrued marketing expense	6,393,334	5,545,844
Other tax payables	2,148,117	-
Acquisition payable	2,880,600	-
Others	8,667	661,791
	$19,224,723	$16,580,351

The balance of acquisition payable as of December 31, 2013 represented the outstanding consideration in relation to the acquisition of Noumena (see Note 3). Such consideration was settled in 2014.